Cover	Dec. 16, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 16, 2024
Entity Registrant Name	TARSUS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39614
Entity Tax Identification Number	81-4717861
Entity Address, Address Line One	15440 Laguna Canyon Road, Suite 160
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	418-1801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TARS
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001819790
Amendment Flag	false
Security Exchange Name	NASDAQ